11. Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Future minimum maintenance fee payments
2016		$ 300,000
2017	$ 300,000	300,000
2018	300,000	300,000
2019	300,000	300,000
2020	300,000	300,000
Thereafter	1,225,000	1,450,000
Future minimum maintenance fee payments Net	$ 2,725,000	$ 2,950,000